Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
ECL for Trade Receivables Related to Third-Party [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	RM 69,298,230		RM 35,895,157
Loss allowance	(1,025,463)		(324,745)
Net balance	68,272,767	$ 16,832,536	35,570,412
ECL for Trade Receivables from Related Parties [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			1,132,841
Loss allowance			(412,828)
Net balance			720,013
Grade - Low Risk [Member] | ECL for Trade Receivables Related to Third-Party [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	16,855		11,732,969
Loss allowance	RM (22)		RM (58,485)
Expected loss rate	0.10%	0.10%	0.50%
Net balance	RM 16,833	$ 4,150	RM 11,674,484
Grade - Fair Risk [Member] | ECL for Trade Receivables Related to Third-Party [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	69,091,600		24,162,188
Loss allowance	RM (1,021,645)		RM (266,260)
Expected loss rate	1.50%	1.50%	1.10%
Net balance	RM 68,069,955	$ 16,782,533	RM 23,895,928
Grade - Substantial [Member] | ECL for Trade Receivables Related to Third-Party [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	189,775
Loss allowance	RM (3,796)
Expected loss rate	2.00%	2.00%
Net balance	RM 185,979	$ 45,853
Grade - Substantial [Member] | ECL for Trade Receivables from Related Parties [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			1,000,000
Loss allowance			RM (412,000)
Expected loss rate			41.20%
Net balance			RM 588,000
Grade - Low Risk [Member] | ECL for Trade Receivables from Related Parties [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			100,000
Loss allowance			RM (500)
Expected loss rate			0.50%
Net balance			RM 99,500
Grade - Fair Risk [Member] | ECL for Trade Receivables from Related Parties [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			32,841
Loss allowance			RM (328)
Expected loss rate			1.00%
Net balance			RM 32,513